Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of September 30,
	2022	2023
	HK$	HK$
Computer software	425,000	425,000
Less: accumulated amortization	(195,120)	(280,121)
Intangible assets, net	229,880	144,879

Schedule of Future Estimated Amortization Expenses are Disclosed	Future estimated amortization expenses are disclosed as follows:
Twelve months ending September 30,	HK$
2024	84,463
2025	29,000
2026	29,000
2027	2,416
144,879